Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Impairment charges	$ 0	¥ 4,500